SHARE CAPITAL	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Disclosure of share

22.	SHARE CAPITAL
As at December 31, 2021 and 2020, the total authori
z
ed number of ordinary shares is 7,083,537,000 shares with a par value of RMB1.00 per share. These shares are divided into A shares and H shares. They rank pari passu against each other and they were fully paid up.

	As at December 31 2019	Movement	As at December 31 2020	Movement	As at December 31 2021
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Authorized, issued and fully paid:
Listed shares
- H shares	1,431,300	—	1,431,300	—	1,431,300
- A shares	5,652,237	—	5,652,237	—	5,652,237

Total	7,083,537	—	7,083,537	—	7,083,537